Summary of Significant Accounting Policies (Details 3) (Rochon Capital)	Jun. 30, 2014	Dec. 31, 2013	Apr. 10, 2013
Rochon Capital
Loss per share attributable to CVSL
Number of additional shares available for issuance included in the calculation of basic and diluted shares	25,240,676	25,240,676	25,240,676